UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21082
Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund (JTP)
March 31, 2007

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 80.7% (54.5% of Total Investments)

	Automobiles – 0.0%

5,300	DaimlerChrysler, Series DCX (CORTS)	7.250%	A3	$131,811

	Capital Markets – 7.3%

40,358	Bear Stearns Capital Trust III	7.800%	A2	1,035,586
296,187	BNY Capital Trust V, Series F	5.950%	Aa3	7,363,209
244,295	Compass Capital Trust III	7.350%	A3	6,114,704
2,700	CSFB USA, Series 2002-10 (SATURNS)	7.000%	AA-	68,499
4,400	Goldman Sachs Capital I (CORTS)	6.000%	A1	106,348
15,000	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	365,700
100	Goldman Sachs Group Inc., Series 2003-06 (SATURNS)	6.000%	AA-	2,434
13,200	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	317,592
18,300	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	440,298
25,000	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	601,750
5,700	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	AA-	137,826
7,000	Goldman Sachs Group Inc. (SATURNS)	5.750%	AA-	165,130
1,400	JP Morgan Chase Capital Trust XIX, Series S	6.625%	Aa3	36,022
108,549	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	2,713,725
75,000	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%	A2	1,882,500
25,700	Lehman Brothers Holdings Capital Trust V, Series M	6.000%	A2	636,332
104,720	Lehman Brothers Holdings Capital Trust VI, Series N	6.240%	A2	2,624,283
135,800	Merrill Lynch Preferred Capital Trust III	7.000%	A1	3,437,098
94,200	Merrill Lynch Preferred Capital Trust IV	7.120%	A1	2,398,332
178,400	Merrill Lynch Preferred Capital Trust V	7.280%	A1	4,615,208
7,300	Morgan Stanley (PPLUS)	7.050%	Aa3	183,887
194,600	Morgan Stanley Capital Trust II	7.250%	A1	4,950,624
200,626	Morgan Stanley Capital Trust III	6.250%	A1	4,993,581
176,743	Morgan Stanley Capital Trust IV	6.250%	A1	4,384,994
515,305	Morgan Stanley Capital Trust VI	6.600%	A1	13,248,492
144,324	Morgan Stanley Capital Trust VII	6.600%	A1	3,652,840

	Total Capital Markets			66,476,994

	Commercial Banks – 10.0%

1,200	Abbey National PLC, Series C	7.375%	A2	30,432
134,500	ABN AMRO Capital Fund Trust V	5.900%	Aa3	3,292,560
39,500	ABN AMRO Capital Trust Fund VII	6.080%	Aa3	993,820
104,900	ASBC Capital I	7.625%	A3	2,638,235
8,400	BAC Capital Trust X	6.250%	Aa2	210,420
41,879	Banco Santander, 144A	6.800%	Aa3	1,060,062
73,300	Banco Santander, 144A	6.500%	Aa3	1,866,863
289,115	Banco Santander	6.410%	A2	7,360,868
7,100	BancorpSouth Capital Trust I	8.150%	Baa1	178,849
84,500	Banesto Holdings, Series A, 144A	10.500%	A2	2,556,125
64,300	Bank One Capital Trust VI	7.200%	Aa3	1,635,792
16,500	BankNorth Capital Trust II	8.000%	A1	414,975
8,517	Barclays Bank PLC, (3)	6.625%	Aa3	226,126
202,200	Chittenden Capital Trust I	8.000%	A3	5,077,242
190,000	Citizens Funding Trust I	7.500%	Baa1	4,922,197
116,800	Cobank ABC, 144A, (3)	7.000%	N/R	6,023,376
6,600	Fleet Capital Trust IX	6.000%	Aa2	164,802
12,500	Fleet Capital Trust VIII	7.200%	Aa2	313,875
4,400	HSBC Finance Corporation	6.875%	AA-	112,112
5,400	KeyCorp Capital Trust IX	6.750%	Baa1	136,688
55,433	KeyCorp Capital Trust V	5.875%	A3	1,342,033
782,700	National City Capital Trust II	6.625%	A2	19,665,338
200,000	PFGI Capital Corporation	7.750%	A-	5,243,760
6,350	PNC Capital Trust	6.125%	A2	156,591
9,688	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	235,225
224,762	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	5,744,917
23,600	USB Capital Trust XI	6.600%	Aa3	600,384
37,200	VNB Capital Trust I	7.750%	A3	947,112
238,800	Wells Fargo Capital Trust V	7.000%	Aa2	6,044,028
55,500	Wells Fargo Capital Trust VI	6.950%	Aa2	1,385,280
21,900	Wells Fargo Capital Trust VII	5.850%	Aa2	536,550
382,250	Zions Capital Trust B	8.000%	BBB-	9,728,263

	Total Commercial Banks			90,844,900

	Computers & Peripherals – 0.0%

3,100	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	79,267
1,500	IBM Trust IV (CORTS)	7.000%	A+	38,490

	Total Computers & Peripherals			117,757

	Consumer Finance – 0.0%

13,500	SLM Corporation	6.000%	A	328,320

	Diversified Financial Services – 10.1%

42,600	Allied Capital Corporation	6.875%	BBB+	1,039,708
599,640	BAC Capital Trust XII	6.875%	Aa3	15,647,606
43,976	CIT Group Incorporated (CORTS)	7.750%	A3	1,150,412
350,130	Citigroup Capital Trust VIII	6.950%	Aa2	8,809,271
15,900	Citigroup Capital XIV	6.875%	Aa2	415,467
417,950	Citigroup Capital XV	6.500%	Aa2	10,579,359
10,900	Citigroup Capital XVI	6.450%	Aa2	273,263
314,900	Deutsche Bank Capital Funding Trust VIII	6.375%	A	8,207,081
5,500	General Electric Capital Corporation	6.450%	AAA	144,155
1,015,058	ING Group N.V.	7.200%	A1	25,833,224
569,000	ING Group N.V.	7.050%	A	14,407,080
15,600	Merrill Lynch Capital Trust I	6.450%	A1	393,627
126,685	Royal Bank of Scotland Group PLC, Series R	6.125%	A1	3,193,729
59,200	Royal Bank of Scotland Public Limited Company, Series 2006Q	6.750%	A1	1,546,896

	Total Diversified Financial Services			91,640,878

	Diversified Telecommunication Services – 0.9%

95,900	AT&T Inc.	7.000%	A	2,435,860
99,000	AT&T Inc.	6.375%	A	2,493,563
13,300	BellSouth Capital Funding (CORTS)	7.100%	A	334,579
74,635	BellSouth Corporation (CORTS)	7.000%	Aa3	1,856,546
2,200	Verizon Communications (CORTS)	7.625%	A	56,639
9,000	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A+	223,650
2,100	Verizon Global Funding Corporation Trust III, Series III (CORTS)	6.250%	A	52,731
23,900	Verizon New England Inc., Series B	7.000%	A3	603,475

	Total Diversified Telecommunication Services			8,057,043

	Electric Utilities – 2.0%

77,740	DTE Energy Trust I	7.800%	Baa3	1,978,483
109,205	Entergy Louisiana LLC	7.600%	A-	2,746,506
2,000	Entergy Mississippi Inc.	7.250%	A-	50,880
78,400	FPL Group Capital Inc.	6.600%	A3	2,014,880
59,000	Georgia Power Capital Trust V	7.125%	A3	1,481,490
400	Georgia Power Company	5.750%	A	9,592
24,000	National Rural Utilities Cooperative Finance Corporation	7.400%	A3	610,800
36,500	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	895,710
15,025	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	355,492
111,500	PPL Energy Supply LLC	7.000%	BBB	2,909,459
11,000	Southern Company Capital Trust VI	7.125%	BBB+	276,430
191,400	Virginia Power Capital Trust	7.375%	Baa2	4,890,270

	Total Electric Utilities			18,219,992

	Food Products – 0.4%

29,900	Dairy Farmers of America Inc., 144A, (3)	7.875%	BBB-	3,119,880

	Household Durables – 1.0%

372,482	Pulte Homes Inc.	7.375%	BBB	9,428,451

	Industrial Conglomerates – 0.1%

21,700	General Electric Company, Series GE (CORTS)	6.800%	AAA	546,840

	Insurance – 16.7%

641,900	Ace Ltd., Series C	7.800%	Baa2	16,490,411
17,840	Aegon N.V.	6.875%	A-	470,619
1,161,650	Aegon N.V., (3)	6.375%	A-	29,993,800
7,167	AMBAC Financial Group Inc.	5.950%	AA	175,233
14,700	Arch Capital Group Limited, Series B	7.785%	Baa3	385,728
513,512	Arch Capital Group Limited	8.000%	Baa3	13,777,527
216,000	Delphi Financial Group, Inc.	8.000%	BBB	5,605,200
466,600	EverestRe Capital Trust II	6.200%	Baa1	11,198,400
89,800	EverestRe Group Limited	7.850%	Baa1	2,293,492
6,600	Financial Security Assurance Holdings	6.875%	AA	165,990
4,600	Financial Security Assurance Holdings	6.250%	AA	114,724
34,500	Lincoln National Capital Trust VI	6.750%	A-	876,300
265,320	Markel Corporation	7.500%	BBB-	6,882,401
296,700	PartnerRe Limited, Series C	6.750%	BBB+	7,494,642
77,700	PartnerRe Limited, Series D	6.500%	BBB+	1,952,601
80,600	PLC Capital Trust III	7.500%	BBB+	2,037,568
413,300	PLC Capital Trust IV	7.250%	BBB+	10,390,362
5,300	PLC Capital Trust V	6.125%	BBB+	128,313
19,300	Protective Life Corporation	7.250%	BBB	500,642
7,800	Prudential Financial Inc. (CORTS)	6.000%	A	189,930
264,265	Prudential PLC	6.750%	A	6,804,824
252,902	RenaissanceRe Holdings Limited	6.600%	BBB	6,183,454
61,100	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	1,551,940
9,268	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	220,578
9,100	Safeco Capital Trust III (CORTS)	8.072%	Baa2	231,140
11,200	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%	Baa2	286,496
3,300	Safeco Corporation, Series 2002-5 (SATURNS)	8.250%	Baa2	84,398
383,300	W.R. Berkley Corporation	6.750%	BBB-	9,735,820
445,854	XL Capital Ltd, Series A	8.000%	Baa1	11,289,023
156,900	XL Capital Ltd, Series B	7.625%	Baa1	3,982,122

	Total Insurance			151,493,678

	IT Services – 0.1%

31,500	Vertex Industries Inc. (PPLUS)	7.625%	A	810,810

	Media – 5.5%

127,800	CBS Corporation	7.250%	BBB	3,216,726
150,000	CBS Corporation	6.750%	BBB	3,754,695
124,800	Comcast Corporation	7.000%	BBB+	3,229,200
735,519	Comcast Corporation	7.000%	BBB+	18,916,666
828,932	Viacom Inc.	6.850%	BBB	20,826,917

	Total Media			49,944,204

	Multi-Utilities – 0.3%

98,100	Dominion CNG Capital Trust I	7.800%	Baa2	2,494,683

	Oil, Gas & Consumable Fuels – 1.8%

532,332	Nexen Inc.	7.350%	Baa3	13,648,992
108,500	TransCanada Pipeline	8.250%	A3	2,832,935

	Total Oil, Gas & Consumable Fuels			16,481,927

	Pharmaceuticals – 0.1%

20,400	Bristol-Myers Squibb Company (CORTS)	6.250%	A+	505,920
13,800	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	349,554

	Total Pharmaceuticals			855,474

	Real Estate – 19.3%

50,458	AMB Property Corporation, Series M	6.750%	Baa2	1,295,257
196,300	AMB Property Corporation, Series P	6.850%	Baa2	4,981,113
13,100	AvalonBay Communities, Inc., Series H	8.700%	BBB	356,189
128,788	BRE Properties, Series B	8.080%	BBB-	3,245,458
29,600	Developers Diversified Realty Corporation	7.500%	BBB-	756,872
47,300	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	1,204,258
406,400	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	10,505,440
156,300	Duke Realty Corporation, Series L	6.600%	BBB	3,923,130
51,700	Duke Realty Corporation, Series N	7.250%	BBB	1,336,124
157,779	Duke-Weeks Realty Corporation, Series B	7.990%	BBB	7,854,444
25,800	Equity Residential Properties Trust, Series D	8.600%	BBB	647,838
12,000	First Industrial Realty Trust, Inc., Series C	8.625%	BBB-	305,340
279,400	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	7,085,584
989,210	HRPT Properties Trust, Series B	8.750%	BBB-	25,383,127
82,000	New Plan Excel Realty Trust, Series D	7.800%	BBB-	4,082,067
419,000	New Plan Excel Realty Trust, Series E	7.625%	BBB-	10,483,380
9,700	Prologis Trust, Series F	6.750%	BBB	246,186
107,400	Prologis Trust, Series G	6.750%	BBB	2,724,738
454,800	PS Business Parks, Inc.	7.000%	BBB-	11,442,768
57,770	PS Business Parks, Inc., Series I	6.875%	BBB-	1,435,585
240,000	PS Business Parks, Inc., Series L	7.600%	BBB-	6,144,000
1,000	PS Business Parks, Inc., Series O	7.375%	BBB-	25,438
17,100	Public Storage, Inc.	6.750%	BBB+	434,981
4,100	Public Storage, Inc.	7.125%	BBB+	104,099
64,800	Public Storage, Inc., Series C	6.600%	BBB+	1,617,408
5,200	Public Storage, Inc., Series E	6.750%	BBB+	131,300
59,400	Public Storage, Inc., Series F	6.450%	BBB+	1,473,120
366,596	Public Storage, Inc., Series K	7.250%	BBB+	9,588,795
95,200	Public Storage, Inc., Series M	6.625%	BBB+	2,362,150
347,600	Public Storage, Inc., Series V	7.500%	BBB+	8,766,472
7,471	Public Storage, Inc., Series X	6.450%	BBB+	185,953
107,100	Public Storage, Inc., Series Y	6.850%	BBB+	2,660,771
94,000	Realty Income Corporation	7.375%	BBB-	2,413,920
103,600	Realty Income Corporation, Series E	6.750%	BBB-	2,593,243
47,500	Regency Centers Corporation	7.450%	BBB-	1,199,850
22,600	Regency Centers Corporation	7.250%	BBB-	571,554
176,600	Simon Property Group, Inc., Series G	7.890%	BBB+	9,037,505
13,900	United Dominion Realty Trust	8.600%	BBB-	352,087
323,633	Vornado Realty Trust, Series G	6.625%	BBB-	8,045,516
40,200	Vornado Realty Trust, Series H	6.750%	BBB-	1,009,422
90,600	Vornado Realty Trust, Series I	6.625%	BBB-	2,264,094
509,100	Wachovia Preferred Funding Corporation	7.250%	A2	14,127,525
2,300	Weingarten Realty Trust, Series E	6.950%	A-	58,305

	Total Real Estate			174,462,406

	Thrifts & Mortgage Finance – 4.3%

13,400	Countrywide Capital Trust III (PPLUS)	8.050%	BBB+	355,435
740,834	Countrywide Capital Trust IV	6.750%	BBB+	17,972,633
769,555	Countrywide Capital Trust V	7.000%	BBB+	18,854,098
60,800	Harris Preferred Capital Corporation, Series A	7.375%	A1	1,535,200

	Total Thrifts & Mortgage Finance			38,717,366

	Wireless Telecommunication Services – 0.8%

159,700	United States Cellular Corporation	8.750%	A-	4,113,872
123,124	United States Cellular Corporation	7.500%	BBB-	3,121,193

	Total Wireless Telecommunication Services			7,235,065

	Total $25 Par (or similar) Preferred Securities (cost $721,687,721)			731,408,479

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 2.5% (1.7% of Total Investments)

	Commercial Banks – 1.5%

$3,000	HT1 Funding, GmbH	6.352%	6/30/57	A-	$4,233,941
8,600	Swedbank ForengingsSparbanken AB, 144A	7.500%	9/27/49	Aa2	9,263,215

11,600	Total Commercial Banks				13,497,156

	Insurance – 1.0%

9,150	AXA SA, 144A	6.463%	12/14/49	Baa1	8,971,429

$20,750	Total Corporate Bonds (cost $22,642,380)				22,468,585

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities – 56.7% (38.4% of Total Investments)

	Capital Markets – 5.0%

2,500	Bank of New York Capital I, Series B	7.970%	12/31/26	A1	$2,601,943
2,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	2,284,724
11,250	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	11,394,506
7,900	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A-	9,429,171
1,900	MUFG Capital Finance 2	4.850%	7/25/56	BBB	2,479,990
5,500	UBS Preferred Funding Trust I	8.622%	10/29/49	AA-	6,083,930
10,250	Washington Mutual Capital Trust I	8.375%	6/01/27	Baa1	10,702,056

	Total Capital Markets				44,976,320

	Commercial Banks – 33.8%

9,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	8,960,400
20,750	Abbey National Capital Trust I	8.963%	6/30/50	A+	27,768,727
23,000	AgFirst Farm Credit Bank	8.393%	12/15/16	N/R	25,473,188
3,000	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	2,992,866
2,500	Bank One Capital III	8.750%	9/01/30	Aa3	3,287,018
1,500	BanPonce Trust I, Series A	8.327%	2/01/27	A3	1,564,185
7,200	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	8,069,659
13,400	BBVA International Perferred SA, Unipersonal WI/DD,144A	5.919%	10/18/49	A1	13,277,632
7,500	Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	7,211,010
3,000	Centura Capital Trust I, 144A	8.845%	6/01/27	A2	3,146,256
2,000	Corestates Capital Trust I, 144A	8.000%	12/15/26	A+	2,079,346
1,700	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	1,842,288
11,500	Den Norske Bank, 144A	7.729%	6/29/49	Aa2	12,489,380
2,000	Fifth Third Capital Trust IV	6.500%	4/15/37	A1	1,991,946
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	1,581,645
20,100	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	20,334,587
5,750	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	6,470,113
17,150	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	25,018,283
13,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	Aa3	14,420,341
2,000	KeyCorp Capital III	7.750%	7/15/29	A3	2,364,372
8,850	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	8,862,151
7,755	Nordbanken AB, 144A	8.950%	11/29/49	Aa3	8,402,690
1,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	Baa1	1,043,030
8,000	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	A1	8,378,784
2,000	Popular North American Capital Trust I	6.564%	9/15/34	A3	1,986,814
16,000	RBS Capital Trust B	6.800%	12/31/49	A1	16,063,856
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	18,601,223
1,400	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A1	1,455,623
9,400	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	9,699,625
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A1	5,003,975
2,600	Standard Chartered PLC, 144A	6.409%	1/30/57	BBB+	2,568,894
6,100	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Aa3	6,685,972
4,700	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A-	5,276,784
800	Union Bank of Norway	7.068%	11/19/49	A2	1,194,998
2,000	Union Planters Capital Trust A	8.200%	12/15/26	A2	2,078,866
4,000	Wachovia Capital Trust I, Capital Securities, 144A	7.640%	1/15/27	A1	4,155,360
14,900	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BBB	14,435,090

	Total Commercial Banks				306,236,977

	Diversified Financial Services – 3.4%

1,500	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	A+	1,673,865
4,250	BNP Paribas Capital Trust	7.200%	12/31/49	A+	4,262,950
3,500	Fulton Capital Trust I	6.290%	2/01/36	A3	3,428,506
7,400	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	Aa3	7,737,299
5,100	MM Community Funding Trust I Limited	8.030%	6/15/31	Aaa	5,701,800
8,100	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	8,444,250

	Total Diversified Financial Services				31,248,670

	Diversified Telecommunication Services – 1.5%

11	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	13,208,203

	Insurance – 7.0%

7,570	Ace Capital Trust II	9.700%	4/01/30	Baa1	10,097,858
2,000	American General Capital II	8.500%	7/01/30	Aa3	2,608,126
5,800	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	6,062,955
2,500	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	BBB+	2,462,030
7,500	MetLife Inc.	6.400%	12/15/66	A3	7,346,888
1,400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	1,657,551
6,500	Oil Insurance Limited, 144A	7.550%	12/30/49	Baa1	6,863,643
3,000	Prudential PLC	6.500%	6/29/49	A-	3,011,124
16,400	XL Capital, Limited	6.500%	10/15/57	BBB	15,935,339
7,450	Zurich Capital Trust I, 144A	8.376%	6/01/37	A-	7,779,677

	Total Insurance				63,825,191

	Oil, Gas & Consumable Fuels – 0.6%

5,860	KN Capital Trust III	7.630%	4/15/28	Baa3	5,671,970

	Real Estate – 2.7%

19	Firstar Realty LLC, 144A	8.875%	12/31/50	Aa3	24,664,375

	Road & Rail – 0.8%

7,600	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	7,083,367

	Thrifts & Mortgage Finance – 1.9%

4,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	A+	4,092,556
8,500	Dime Capital Trust I, Series A	9.330%	5/06/27	A3	8,921,864
4,600	Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	Baa1	4,522,444

	Total Thrifts & Mortgage Finance				17,536,864

	Total Capital Preferred Securities (cost $510,786,236)				514,451,937

Shares	Description (1)	Value

	Investment Companies – 4.1% (2.8% of Total Investments)

123,572	Blackrock Preferred and Corporate Income Strategies Fund	$2,733,413
433,720	Blackrock Preferred Income Strategies Fund	9,038,725
435,596	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	9,713,791
293,400	Flaherty and Crumrine/Claymore Total Return Fund Inc.	6,557,490
396,364	John Hancock Preferred Income Fund III	9,152,045

	Total Investment Companies (cost $34,057,671)	37,195,464

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 3.9% (2.6% of Total Investments)

$35,297	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $35,311,201, collateralized by $27,485,000 U.S. Treasury Bonds, 7.875%, due 2/15/21, value $36,005,350	4.900%	4/02/07	$35,296,788

	Total Short-Term Investments (cost $35,296,788)			35,296,788

	Total Investments (cost $1,324,470,796) – 147.9%			1,340,821,253

	Other Assets Less Liabilities – 0.6%			5,735,924

	Preferred Shares, at Liquidation Value – (48.5)%			(440,000,000)

	Net Assets Applicable to Common Shares – 100%			$906,557,177

Interest Rate Swaps outstanding at March 31, 2007:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Citigroup Inc.	$110,000,000	Receive	1-Month USD-LIBOR	3.860%	Monthly	8/29/07	$651,378
Citigroup Inc.	110,000,000	Receive	1-Month USD-LIBOR	4.350	Monthly	8/29/09	1,255,239

							$1,906,617

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
Futures Contracts Outstanding at March 31, 2007:

					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	March 31, 2007	(Depreciation)

U.S. Treasury Bonds	Long	1,144	6/07	$127,270,000	$(833,727)
U.S. 10-Year Treasury Notes	Long	1,960	6/07	211,925,000	(350,156)

					$(1,183,883)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.
At March 31, 2007, the cost of investments was $1,325,883,870.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$31,945,503
Depreciation	(17,008,120)

Net unrealized appreciation (depreciation) of investments	$14,937,383

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Quality Preferred Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2007

*	Print the name and title of each signing officer under his or her signature.